Commitments	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments
NOTE 6. COMMITMENTS
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) and holders of the forward purchase shares and the forward purchase warrants or their permitted transferees will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.
Underwriting Agreement
The Company will grant the underwriter a
45-day
option to purchase up to 3,600,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.
The underwriter will be entitled to a cash underwriting discount of $0.20 per Unit, or $4,800,000 in the aggregate (or $5,520,000 if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $8,400,000 in the aggregate (or $9,660,000 in the aggregate if the underwriters’ over-allotment option is exercised in full). The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company intends to enter into a forward purchase agreement with an investor (the “Anchor Investor”), which will provide for the purchase by the Anchor Investor of an aggregate of 5,000,000 units (the “forward purchase units”), with each unit consisting of one share of Class A common stock (the “forward purchase share”) and one-third
of one redeemable warrant to purchase one share of Class A common stock (the “forward purchase warrant”) at an exercise price of $11.50 per whole share, for a purchase price of $10.00 per unit, in a private
placement to close concurrently with the closing of a Business Combination. The obligations under the forward purchase agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders. The Anchor Investor will not receive any shares of Class B common stock as part of the forward purchase agreement. The forward purchase shares and forward purchase warrants will be identical to the Class A common stock and warrants, respectively, included in the Units being sold in the Proposed Public Offering, except that they will be subject to certain transfer restrictions and have certain registration rights.
The proceeds from the sale of the forward purchase units may be used as part of the consideration to the sellers in a Business Combination, expenses in connection with a Business Combination or for working capital. The obligations under the forward purchase agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders and are intended to provide the Company with funding for a Business Combination.

NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on February 1, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) and holders of the forward purchase shares and the forward purchase warrants or their permitted transferees will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.
Underwriting Agreement
The
 underwriters are
entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriter
s
from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with an investor (the “Anchor Investor”), which provided for the purchase by the Anchor Investor of an aggregate of 5,000,000

units, with each unit consisting of one share of Class A common stock (the “forward purchase share”) and one-third
of one redeemable warrant to purchase one share of Class A common stock (the “forward purchase warrant”) at an exercise price of
$11.50 per whole share, for a purchase price of $10.00

per unit, in a private placement to close concurrently with the closing of a Business Combination. The obligations under the Forward Purchase Agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders. The Anchor Investor will not receive
any shares of Class B common stock as part of the Forward Purchase Agreement. The forward purchase shares will be identical to the Class A common stock sold in the Initial Public Offering, except that they will be subject to certain transfer restrictions and have certain registration rights.
In connection with the execution of the Business Combination Agreement, the Company entered into a First Amendment to Forward Purchase Agreement (the “Forward Purchase Agreement Amendment”) with the Anchor Investor, pursuant to which, effective as of immediately prior to the closing of the Merger, the Forward Purchase Agreement will be amended to (i) eliminate the sale of forward purchase warrants and (ii) instead provide exclusively for the sale of such number of Class A common shares equal to the sum of (x) 2,300,000 and (y) such additional Class A common shares as the Anchor Investor may elect to purchase up to the lesser of (A) the number of Class A common shares redeemed by the Company’s public stockholders and (B) 2,700,000, in each case, for a purchase price of $10.00 per share (such purchase and sale of the Company’s Class A common shares, the “Forward Purchase”). The Class A common shares to be issued pursuant to the Forward Purchase have not been registered under the Securities Act, and will be issued in reliance on the availability of an exemption from such registration.
The proceeds from the sale of the forward purchase shares may be used as part of the consideration to the sellers in a Business Combination, expenses in connection with a Business Combination or for working capital.
Except as described in the preceding paragraph, the obligations under the Forward Purchase Agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders and are intended to provide the Company with funding for a Business Combination. Accordingly, the Company accounted for the securities underlying the Forward Purchase Agreement in accordance with
ASC 815-40,
under which they do not meet the criteria for equity classification and must be recorded as liabilities and measured at fair value at issuance and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with any subsequent changes in fair value recognized in the statements of operations in the period of change.